Share-Based Compensation and Share-Based Payment Reserve (Details Narrative)				3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 13, 2022 USD ($) shares $ / shares	Nov. 02, 2021 USD ($) shares $ / shares	Sep. 02, 2021 USD ($) shares $ / shares	Jan. 31, 2022 USD ($)	Jan. 31, 2021 USD ($)	Jan. 31, 2022 USD ($) shares	Jan. 31, 2021 USD ($)	Jul. 31, 2021 shares
IfrsStatementLineItems [Line Items]
Number of share options granted						637,300		672,000
Stock- based compensation expense | $				$ 1,100,442		$ 1,618,576
Weighted average remaining contractual life						4 years 6 months 3 days	6 months 21 days
Officers, Directors, Employees and Consultants [Member]
IfrsStatementLineItems [Line Items]
Acquire percent of common stock				10.00%		10.00%
Board of Directors [Member]
IfrsStatementLineItems [Line Items]
Options granted years						5 years
Consultant [Member] | Stock Options [Member]
IfrsStatementLineItems [Line Items]
Number of share options granted			100,000
Fair value weighted average assumptions, exercise price | $ / shares			$ 5.74
Stock option fair value | $			$ 518,134
Fair value weighted average assumptions, share price | $ / shares			$ 6.79
Fair value weighted average assumptions, expected life			5 years
Fair value weighted average assumptions, annualized volatility			100.00%
Fair value weighted average assumptions, dividend yield			0.00%
Fair value weighted average assumptions, risk free rate			0.80%
Director [Member] | Stock Options [Member]
IfrsStatementLineItems [Line Items]
Number of share options granted		12,600
Fair value weighted average assumptions, exercise price | $ / shares		$ 7.94
Stock option fair value | $		$ 74,579
Fair value weighted average assumptions, share price | $ / shares		$ 7.95
Fair value weighted average assumptions, expected life		5 years
Fair value weighted average assumptions, annualized volatility		100.00%
Fair value weighted average assumptions, dividend yield		0.00%
Fair value weighted average assumptions, risk free rate		1.19%
Number of other equity instruments exercised or vested in share-based payment arrangement		10,000
Advisory Board [Member] | Stock Options [Member]
IfrsStatementLineItems [Line Items]
Number of other equity instruments exercised or vested in share-based payment arrangement		2,600
Directors, Officers and Employees [Member] | Stock Options [Member]
IfrsStatementLineItems [Line Items]
Number of share options granted	524,700
Fair value weighted average assumptions, exercise price | $ / shares	$ 8.47
Stock option fair value | $	$ 3,141,999
Fair value weighted average assumptions, share price | $ / shares	$ 8.09
Fair value weighted average assumptions, expected life	5 years
Fair value weighted average assumptions, annualized volatility	100.00%
Fair value weighted average assumptions, dividend yield	0.00%
Fair value weighted average assumptions, risk free rate	1.47%
Number of other equity instruments exercised or vested in share-based payment arrangement	42,400
Insiders [Member] | Stock Options [Member]
IfrsStatementLineItems [Line Items]
Number of share options granted	482,300